CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Accumulated deficit	Total Sea Limited shareholders' equity (deficit)	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2015	$ 87	$ 347,111	$ 6,550	$ 33	$ (282,126)	$ 71,655	$ 2,043	$ 73,698
Beginning Balance, shares at Dec. 31, 2015	173,592,300
Comprehensive loss:
Net loss for the year					(222,867)	(222,867)	(2,088)	(224,955)
Foreign currency translation adjustments			(312)			(312)	65	(247)
Net change in unrealized gain on available-for-sale investment			2,349			2,349		2,349
Acquisition of non-controlling interest		(8,546)				(8,546)		(8,546)
Appropriation of statutory reserves				13	(13)
Exercise of share options	$ 1	3,209				3,210		3,210
Exercise of share options (in shares)	2,750,350
Restricted share awards and restricted share units issued (in shares)	250,000
Share-based compensation		28,841				28,841		28,841
Ending Balance at Dec. 31, 2016	$ 88	370,615	8,587	46	(505,006)	(125,670)	20	(125,650)
Ending Balance, shares at Dec. 31, 2016	176,592,650
Comprehensive loss:
Net loss for the year					(560,485)	(560,485)	(681)	(561,166)
Foreign currency translation adjustments			2,114			2,114	3	2,117
Acquisition of subsidiaries							8,787	8,787
Acquisition of non-controlling interest		(546)				(546)	(2,055)	(2,601)
Cancellation of ordinary shares	$ (1)				(41,054)	(41,055)		(41,055)
Cancellation of ordinary shares (in shares)	(2,777,780)
Disposal of interest in a subsidiary without change in control		32				32	32	64
Exercise of share options	$ 4	25,387				25,391		25,391
Exercise of share options (in shares)	7,288,275
Restricted share awards and restricted share units issued (in shares)	1,572,500
Share-based compensation		28,636				28,636		28,636
Issuance of Class A ordinary shares, net of issuance costs	$ 33	935,500				935,533		935,533
Issuance of Class A ordinary shares, net of issuance costs (in shares)	65,954,538
Conversion of convertible preference shares into Class A and Class B ordinary shares	$ 43	205,032				205,075		205,075
Conversion of convertible preference shares into Class A and Class B ordinary shares (in shares)	86,336,030
Ending Balance at Dec. 31, 2017	$ 167	1,564,656	10,701	46	(1,106,545)	469,025	6,106	475,131
Ending Balance, shares at Dec. 31, 2017	334,966,213
Comprehensive loss:
Net loss for the year					(961,241)	(961,241)	207	(961,034)
Foreign currency translation adjustments			(13,771)			(13,771)	(87)	(13,858)
Net change in unrealized gain on available-for-sale investment			18,269			18,269		18,269
Acquisition of non-controlling interest		(21,047)				(21,047)	(4,721)	(25,768)
Disposal of interest in a subsidiary without change in control		1,348				1,348	2,179	3,527
Conversion of convertible notes into Class A ordinary shares	$ 2	48,973				48,975		48,975
Conversion of convertible notes into Class A ordinary shares (in shares)	3,592,415
Equity component of conversion option of convertible notes		152,714				152,714		152,714
Shares issued to depositary bank	$ 0
Shares issued to depositary bank (in shares)	3,200,000
Exercise of share options	$ 1	4,573				4,574		4,574
Exercise of share options (in shares)	1,705,147
Restricted share awards and restricted share units issued	$ 0
Restricted share awards and restricted share units issued (in shares)	68,000
Share-based compensation		58,015				58,015		58,015
Settlement of share incentives with shares held by depositary bank (in shares)	(933,007)
Ending Balance at Dec. 31, 2018	$ 170	$ 1,809,232	$ 15,199	$ 46	$ (2,067,786)	$ (243,139)	$ 3,684	$ (239,455)
Ending Balance, shares at Dec. 31, 2018	342,598,768